Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	156,952,472.75	14,831
Yield Supplement Overcollateralization Amount 05/31/17	1,671,261.29	0
Receivables Balance 05/31/17	158,623,734.04	14,831
Principal Payments	9,185,206.14	338
Defaulted Receivables	301,536.49	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	1,512,518.31	0
Pool Balance at 06/30/17	147,624,473.10	14,473

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	16.78%

Prepayment ABS Speed	1.26%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	4.63%
Weighted Average Remaining Term	28.60

Delinquent Receivables:
Past Due 31-60 days	3,329,979.74	234
Past Due 61-90 days	868,772.52	66
Past Due 91-120 days	145,559.57	9
Past Due 121+ days	0.00	0
Total	4,344,311.83	309

Total 31+ Delinquent as % Ending Pool Balance	2.94%

Recoveries	197,851.39

Aggregate Net Losses/(Gains) - June 2017	103,685.10

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	1.23%
Second Prior Net Losses Ratio	-0.01%
Third Prior Net Losses Ratio	0.21%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Flow of Funds	$ Amount

Collections	9,872,522.10
Advances	3,523.48
Investment Earnings on Cash Accounts	8,712.74
Servicing Fee	(132,186.45)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,752,571.87

Distributions of Available Funds
(1) Class A Interest	152,507.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	641,022.03
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,686,977.62
(7) Distribution to Certificateholders	245,349.92
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,752,571.87

Servicing Fee	132,186.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 06/15/17	148,265,495.13
Principal Paid	9,327,999.65
Note Balance @ 07/17/17	138,937,495.48

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-3
Note Balance @ 06/15/17	28,115,495.13
Principal Paid	9,327,999.65
Note Balance @ 07/17/17	18,787,495.48
Note Factor @ 07/17/17	7.3103095%

Class A-4
Note Balance @ 06/15/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	102,340,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	17,810,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	179,222.30
Total Principal Paid	9,327,999.65
Total Paid	9,507,221.95

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	22,023.80
Principal Paid	9,327,999.65
Total Paid to A-3 Holders	9,350,023.45

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2110608
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9851023
Total Distribution Amount	11.1961631

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0856957
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.2957185
Total A-3 Distribution Amount	36.3814142

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	68.72
Noteholders' Principal Distributable Amount	931.28

Account Balances	$ Amount

Advances
Balance as of 05/31/17	31,176.97
Balance as of 06/30/17	34,700.45
Change	3,523.48

Reserve Account
Balance as of 06/15/17	2,171,744.40
Investment Earnings	1,615.98
Investment Earnings Paid	(1,615.98)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40